united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015
	Shares		Value

		EXCHANGE TRADED FUNDS - 98.9%
		EQUITY FUNDS - 98.9%
	112,254	iShares Global Consumer Discretionary ETF	$ 10,247,668
	111,287	iShares Global Consumer Staples ETF	10,009,153
	176,213	iShares Global Financials ETF	10,093,480
	95,400	iShares Global Healthcare ETF	10,371,888
	140,984	iShares Global Industrials ETF	9,905,536
	173,118	iShares Global Infrastructure ETF	7,033,784
	149,173	iShares Global Materials ETF	8,267,168
	104,078	iShares Global Tech ETF	9,962,346
	117,634	iShares Global Telecom ETF	7,309,777
	660	iShares MSCI ACWI ETF	39,237
	4,518	Vanguard Total World Stock ETF	277,947
		TOTAL EXCHANGE TRADED FUNDS (Cost $82,348,869)	83,517,984

		SHORT-TERM INVESTMENTS - 1.2%
	1,002,921	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $1,002,921)	1,002,921

		TOTAL INVESTMENTS - 100.1% (Cost $83,351,790) (a)	$ 84,520,905
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(69,071)
		TOTAL NET ASSETS - 100.0%	$ 84,451,834

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,211,915 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,788,007
		Unrealized Depreciation:	(1,479,017)
		Net Unrealized Appreciation:	$ 308,990

Newfound Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
	Shares		Value

		EXCHANGE TRADED FUNDS - 83.3%
		ALTERNATIVE FUNDS - 4.1%
	796	PowerShares Multi-Strategy Alternative Portfolio *	$ 18,348

		ASSET ALLOCATION FUNDS - 7.6%
	586	ProShares Hedge Replication ETF *	25,196
	204	WisdomTree Managed Futures Strategy Fund *	8,709
			33,905
		DEBT FUNDS - 49.2%
	236	Guggenheim Enhanced Short Duration ETF	11,819
	264	iShares 20+ Year Treasury Bond ETF	31,009
	337	iShares Core U.S. Aggregate Bond ETF	36,659
	4,826	SPDR Barclays Short Term High Yield Bond ETF	139,520
			219,007
		EQUITY FUNDS - 22.4%
	413	IQ Merger Arbitrage ETF *	11,857
	103	iShares Core S&P Small-Cap ETF	12,141
	160	iShares Core US Growth ETF	13,008
	106	iShares Core US Value ETF	14,289
	319	PowerShares S&P 500 High Beta Port ETF	10,699
	388	PowerShares S&P 500 Low Volatility Portfolio	14,216
	241	ProShares RAFI Long/Short	9,780
	66	SPDR S&P 500 ETF Trust	13,586
			99,576
		TOTAL EXCHANGE TRADED FUNDS (Cost $372,214)	370,836

		SHORT-TERM INVESTMENTS - 2.2%
	10,021	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $10,021)	10,021

		TOTAL INVESTMENTS - 85.5% (Cost $382,235) (a)	$ 380,857
		OTHER ASSETS IN EXCESS OF LIABILITIES - 14.5%	64,429
		TOTAL NET ASSETS - 100.0%	$ 445,286

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $384,183 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 449
		Unrealized Depreciation:	(3,775)
		Net Unrealized Depreciation:	$ (3,326)

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
	Shares		Value

		EXCHANGE TRADED FUNDS - 97.7%
		ASSET ALLOCATION FUNDS - 16.3%
	9,646	SPDR Barclays Convertible Securities ETF	$ 458,860

		DEBT FUNDS - 58.7%
	35,959	Highland/iBoxx Senior Loan ETF	691,491
	17,743	iShares US Preferred Stock ETF	694,993
	9,776	PowerShares Emerging Markets Sovereign Debt Portfolio	270,893
			1,657,377
		EQUITY FUNDS - 22.7%
	15,892	PowerShares S&P 500 BuyWrite Portfolio	334,050
	3,108	Vanguard Global ex-U.S. Real Estate ETF	172,370
	1,974	Vanguard High Dividend Yield ETF	132,890
			639,310
		TOTAL EXCHANGE TRADED FUNDS (Cost $2,794,507)	2,755,547

		SHORT-TERM INVESTMENTS - 1.8%
	50,905	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $50,905)	50,905

		TOTAL INVESTMENTS - 99.5% (Cost $2,845,412) (a)	$ 2,806,452
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	15,336
		TOTAL NET ASSETS - 100.0%	$ 2,821,788

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,847,554 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(41,102)
		Net Unrealized Depreciation:	$ (41,102)

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
	Shares		Value

		EXCHANGE TRADED FUNDS - 99.4%
		EQUITY FUNDS - 99.4%
	909	Consumer Discretionary Select Sector SPDR Fund	$ 69,520
	1,475	Consumer Staples Select Sector SPDR Fund	70,210
	2,988	Financial Select Sector SPDR Fund	72,848
	931	Health Care Select Sector SPDR Fund	69,257
	1,306	Industrial Select Sector SPDR Fund	70,602
	1,478	Materials Select Sector SPDR Fund	71,520
	1,749	Technology Select Sector SPDR Fund	72,409
		TOTAL EXCHANGE TRADED FUNDS (Cost $510,758)	496,366

		SHORT-TERM INVESTMENTS - 0.9%
	4,592	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $4,592)	4,592

		TOTAL INVESTMENTS - 100.3% (Cost $515,350) (a)	$ 500,958
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(1,590)
		TOTAL NET ASSETS - 100.0%	$ 499,368

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $515,350 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(14,392)
		Net Unrealized Depreciation:	$ (14,392)

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Fund's assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 83,517,984	$ -	$ -	$ 83,517,984
Short-Term Investments	1,002,921	-	-	1,002,921
Total	$ 84,520,905	$ -	$ -	$ 84,520,905

Newfound Total Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 370,836	$ -	$ -	$ 370,836
Short-Term Investments	10,021	-	-	10,021
Total	$ 380,857	$ -	$ -	$ 380,857

Newfound Multi Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,755,547	$ -	$ -	$ 2,755,547
Short-Term Investments	50,905	-	-	50,905
Total	$ 2,806,452	$ -	$ -	$ 2,806,452

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 496,366	$ -	$ -	$ 496,366
Short-Term Investments	4,592	-	-	4,592
Total	$ 500,958	$ -	$ -	$ 500,958

* Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Underlying Investment in Other Investment Companies - The Newfound Total Return Fund currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR Barclays Short Term High Yield Bond ETF. The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR available at “www.sec.gov” or on the Funds’ website at “www.spdrs.com”. As of June 30, 2015, the percentage of the Newfound Total Return Fund’s net assets invested in the SPDR Barclays Short Term High Yield Bond ETF was 31.3%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/25/2015